Note 8 - Other Expenses	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
8
        Other expenses

	2020	2019

Intermediated Money Transaction Tax	213	165
Solar expenses	202	-
COVID-19 Donations	1,048	-
Impairment of property, plant and equipment	59	144
	1,522	309

Blanket Mine donated funds towards the Zimbabwean Ministry of Mines and Development in helping to combat the spread of COVID-
19
and the impacts thereof.